Commitments - Commitments Payments due by Period (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 180.6	$ 155.0
Capital expenditure obligations	37.4	117.2
Lease obligations	118.9	142.8
Contractual obligation	336.9	$ 415.0
2026
Disclosure Of Commitments [Line Items]
Purchase obligations	169.1
Capital expenditure obligations	37.4
Lease obligations	3.9
Contractual obligation	210.4
2-3 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	5.4
Capital expenditure obligations	0.0
Lease obligations	79.9
Contractual obligation	85.3
4-5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	2.2
Capital expenditure obligations	0.0
Lease obligations	27.7
Contractual obligation	29.9
>5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	3.9
Capital expenditure obligations	0.0
Lease obligations	7.4
Contractual obligation	$ 11.3